Operations (Details Narrative)	12 Months Ended
Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Percentage of common shares ownership	51.71%
Itausa Investimentos S A [Member]
IfrsStatementLineItems [Line Items]
Percentage of common shares ownership	39.21%